Long-Term Investments (Details) - Schedule of Long-Term Investments ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Equity method investments:
Other equity method investments	[1]	¥ 6,929	¥ 6,929
Less: impairment loss on equity method investments		(36,690)	(18,711)
Equity securities without readily determinable fair values investments:
Other equity securities without readily determinable fair values investments	[2]	15,910	15,910
Less: impairment loss on equity securities without readily determinable fair values investments		(21,321)	(21,321)
Total		27,091	45,553	$ 3,728
Shanghai Youmei Information Consulting Co., Ltd. (Youmei) [Member]
Equity method investments:
Equity method investments	[3]	17,979	18,462
Qingdao Rongzemingzhi Network Technology Co., Ltd. (Rongzemingzhi) [Member]
Equity method investments:
Equity method investments	[4]	11,782	11,782
Hangzhou Renjunxing Technology Co., Ltd (Renjunxing) [Member]
Equity securities without readily determinable fair values investments:
Equity securities without readily determinable fair values investments	[5]	18,681	18,681
Green fire Decoration Engineering (Beijing) Co., Ltd. (Green Fire) [Member]
Equity securities without readily determinable fair values investments:
Equity securities without readily determinable fair values investments	[6]	¥ 13,821	¥ 13,821

[1]	All of the other equity method investments has been fully impaired since December 31, 2021.
[2]	The balance represents equity securities without readily determinable fair values for the Group does not have the ability to exercise significant influence over the investees. For the six months ended June 30, 2023 and 2024, the Group recorded impairment losses of nil and nil to other equity securities without readily determinable fair value, respectively. Among the total RMB15,910 equity securities without readily determinable fair values investments, RMB2,400 related to 6 long-term investments were frozen in relation to a legal case regarding a lease of property.
[3]	In April 2023, the Group acquired 25.53% of equity interest of Youmei through nonmonetary transaction with Youmei, a We Media Company for study abroad and education, in exchange of the Group’s building located in Ningbo, Zhejiang Province. The cost of equity interest acquired in exchange is initially measured at the fair value of the building that the Group surrendered to obtain the equity interest which is RMB17,647. Gain of this nonmonetary transaction was RMB1,353. As the Group has the ability to exercise significant influence but does not have control over the investee, the investment was accounted for by using equity method. As of June 30, 2024, Youmei was fully impaired.
[4]	In March 2023, the Group acquired 29.51% of equity interest of Rongzemingzhi through nonmonetary transactions with Rongzemingzhi, a software design and development Company, in exchange of the Group’s building located in Ningbo, Zhejiang Province. The cost of equity interest acquired in exchange is initially measured at the fair value of the building that the Group surrendered to obtain the equity interest which is RMB11,802. Gain of this nonmonetary transaction was RMB909. As the Group has the ability to exercise significant influence but does not have control over the investee, the investment was accounted for by using equity method. Since December 31, 2023, Rongzemingzhi was fully impaired.
[5]	In June 2023, the Group acquired 0.8974% of equity interest of Renjunxing through nonmonetary transactions with Renjunxing, a game Company, in exchange of the Group’s creditor’s right of prepaid rental expense receivables due to early termination of two leases which carrying value is RMB18,681. The cost of equity interest acquired in exchange is initially measured at the fair value of the creditor’s right that the Group surrendered to obtain the equity interest which is equal to RMB18,681. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value.
[6]	In March 2021, the Group invested RMB13,821 in cash in Green fire, a decoration and material sales Company, for 10% equity interests. As the Group does not have the ability to exercise significant influence over the investee, the investment was accounted for by using equity securities without readily determinable fair value. The 10% equity interest was frozen in relation to a legal case regarding a lease of property. As of December 31, 2023, Green fire has been fully impaired.